Intangible assets - Amortization (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Intangible assets
Amortization of intangible assets	¥ 302,774,000	¥ 282,697,000	¥ 332,470,000
Cost of revenue
Intangible assets
Amortization of intangible assets	297,406,000	275,479,000	308,551,000
Impairment charge on intangible assets	1,899,000
Research and development expenses
Intangible assets
Amortization of intangible assets	3,396,000	3,812,000	20,311,000
Impairment charge on intangible assets	3,747,000
General and administrative expenses
Intangible assets
Amortization of intangible assets	¥ 1,972,000	¥ 3,406,000	¥ 3,608,000